Victory Target Retirement 2060 Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
S&P Target Date 2060+ Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.44%	9.14%	8.90%
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	13.28%	7.91%	7.30%
Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.42%	6.34%	5.92%
Fund Shares | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.25%	5.84%	5.45%